Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	1,788,050	2,204,963	426,625
Granted (in dollars per share)	$ 21.08	$ 7.58	$ 23.31
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	117,551	1,538,583	0
Granted (in dollars per share)	$ 19.14	$ 19.52	$ 0.00